REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2018
Revenue From Contracts With Customers [Abstract]
Disclosure of disaggregation of revenue from contracts with customers

	2018				2017
For the years ended December 31 ($ millions)	Pipelines Division	Facilities Division	Marketing & New Ventures Division	Total	Pipelines Division	Facilities Division	Marketing & New Ventures Division	Total

Take-or-Pay(1)	979	582	—	1,561	681	534	—	1,215
Fee-for-Service(1)	424	103	—	527	324	58	2	384
Product Sales(2)	—	464	4,721	5,185	—	208	3,531	3,739
Revenue from contracts with customers	1,403	1,149	4,721	7,273	1,005	800	3,533	5,338
Lease and other revenue	61	17	—	78	62	—	—	62
Total external revenue	1,464	1,166	4,721	7,351	1,067	800	3,533	5,400

(1)	Revenue recognized over time.

(2)	Revenue recognized at a point in time.

Disclosure of significant changes in contract assets and contract liabilities
Significant changes in the contract liabilities balances during the period are as follows:

($ millions)	2018	2017
Balance at January 1	157	81
Additions (net in the period)	38	99
Revenue recognized from contract liabilities(1)	(27)	(23)
Closing balance	168	157
Less current portion(2)	(37)	(44)
Balance at December 31	131	113

(1)	Recognition of revenue related to performance obligations satisfied in the current period that were included in the opening balance of contract liabilities.

(2)
As at December 31, 2018, the balance includes $9 million of cash collected under take-or-pay contracts which will be recognized in revenue by December 31, 2019 as the customer chooses to ship, process, or otherwise forego the associated service (December 31, 2017: $8 million).